6. TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
TradeAccountsReceivableAndOtherReceivablesLineItems [Line Items]
Adjustment to present value	R$ (13,316)	R$ (10,121)
Expected credit losses	(605,940)	(503,848)
Total trade receivables	4,099,881	3,037,843
Current [member]
TradeAccountsReceivableAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross	4,010,140	2,820,308
01 To 60 Days [Member]
TradeAccountsReceivableAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross	104,195	143,303
61 To 90 Days [Member]
TradeAccountsReceivableAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross	6,045	19,409
91 To 120 Days [Member]
TradeAccountsReceivableAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross	398	3,723
121 To 180 Days [Member]
TradeAccountsReceivableAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross	7,024	3,934
181 To 360 Days [Member]
TradeAccountsReceivableAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross	15,688	20,748
More Than 361 Days [Member]
TradeAccountsReceivableAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross	R$ 575,647	R$ 540,387